Investment Objectives and Goals - Rayliant-ChinaAMC Transformative China Tech ETF	Sep. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Rayliant-ChinaAMC Transformative China Tech ETF
Objective, Primary [Text Block]

Investment Objective: The Rayliant-ChinaAMC Transformative China Tech ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Solactive ChinaAMC Transformative China Tech Index (the “Underlying Index”).